Fair values measurement (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	$ 0	$ 181
Current portion of fair value of derivative financial instruments	334	442
Liabilities	136,312	144,585
At fair value [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	62,811	68,137
Financial liabilities	52,122	53,394
At fair value [member] | Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	62,811	68,137
Financial liabilities	52,122	53,394
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	61,425	66,540
Financial liabilities	51,520	52,471
Liabilities	112,945	119,011
Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	0	181
Current portion of fair value of derivative financial instruments	334	442
Financial assets, at fair value	334	623
Financial assets measured at fair value [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	0	181
Current portion of fair value of derivative financial instruments	334	442
Financial assets measured at fair value [member] | At fair value [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	0	0
Current portion of fair value of derivative financial instruments	0	0
Financial assets measured at fair value [member] | At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	0	181
Current portion of fair value of derivative financial instruments	334	442
Financial assets measured at fair value [member] | At fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	0	0
Current portion of fair value of derivative financial instruments	0	0
Financial liabilities not measured at fair value [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	0	0
Financial liabilities	0	0
Financial liabilities not measured at fair value [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	0	0
Financial liabilities	$ 0	$ 0